Mergers, Acquisitions and Disposals - Unaudited Pro Forma Financial Information (Detail) - MXN ($) $ / shares in Units, $ in Millions		12 Months Ended
	May 22, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Total revenues		$ 508,367	$ 516,496	$ 473,420
Income before income taxes and share of the profit of equity accounted investees		20,019	33,823	34,266
Net income		$ 4,464	$ 29,516	$ 33,521
Cafe Del Pacifico SAPI De CV Caffenio [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired	10.00%
Business acquisition, consideration transferred	$ 370
Percentage of ownership interest of subsidiary	50.00%
Series B [member] | Series of Individually Immaterial Business Acquisitions [Member]
Disclosure of detailed information about business combination [line items]
Basic net controlling interest income per share		$ (0.06)	$ 1.11	$ 1.22
Series D [member] | Series of Individually Immaterial Business Acquisitions [Member]
Disclosure of detailed information about business combination [line items]
Basic net controlling interest income per share		$ (0.08)	$ 1.38	$ 1.52